Prospectus Supplement                                           5/01
dated April 30, 2001 to:

PUTNAM VARIABLE TRUST

Class IA and IB Prospectus dated April 30, 2001

Financial highlights for each fund can be found on the following pages:

Fund                                               Class IA         Class IB

Putnam VT American Government Income Fund            29,33           37,40
Putnam VT Asia Pacific Growth Fund                   29,33           37,40
Putnam VT Capital Appreciation Fund                  29,33           37,40
Putnam VT Diversified Income Fund                    29,33           37,40
Putnam VT The George Putnam Fund of Boston           29,33           37,40
Putnam VT Global Asset Allocation Fund               29,33           37,40
Putnam VT Global Growth Fund                         30,33           37,40
Putnam VT Growth and Income Fund                     30,34           37,40
Putnam VT Growth Opportunities Fund                  30,34           37,40
Putnam VT Health Sciences Fund                       30,34           37,40
Putnam VT High Yield Fund                            30,34           38,41
Putnam VT Income Fund                                30,34           38,41
Putnam VT International Growth Fund                  30,34           38,41
Putnam VT International Growth and Income Fund       31,34           38,41
Putnam VT International New Opportunities Fund       31,35           38,41
Putnam VT Investors Fund                             31,35           38,41
Putnam VT Money Market Fund                          31,35           38,41
Putnam VT New Opportunities Fund                     31,35           38,41
Putnam VT New Value Fund                             31,35           38,41
Putnam VT OTC & Emerging Growth Fund                 31,35           39,42
Putnam VT Research Fund                              32,35           39,42
Putnam VT Small Cap Value Fund                       32,35           39,42
Putnam VT Technology Fund                            32,36           39,42
Putnam VT Utilities Growth and Income Fund           32,36           39,42
Putnam VT Vista Fund                                 32,36           39,42
Putnam VT Voyager Fund                               32,36           39,42
Putnam VT Voyager Fund II                            32,36           39,42